Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss before tax for the year	$ (6,184)	$ (4,939)	$ (4,573)
Share based compensation	252	431	483
Increase in other current assets	(2,936)	(463)	(162)
Depreciation and amortization	290	315	219
Increase in trade payables	2,217	401	323
Increase in other payables	114	60	150
Increase (decrease) in other liabilities	17	(3)	(15)
Change in fair value of financial liabilities	387
Decrease in provision			(6)
Interest on leases	51	47	29
Provision of borrowing to related parties	621	89
Share in (earnings) losses of associated companies, net	(106)	101	1
Issuance of shares for directors	54	53	36
Net cash flow used in operating activities	(5,223)	(3,908)	(3,515)
Cash flows from investing activities:
Purchase of property, plant and equipment	(152)	(297)	(235)
Capitalized development cost	(975)	(1,468)	(723)
Net cash flow used in investing activities	(1,127)	(1,765)	(958)
Cash flows from financing activities:
Payments of borrowings to related parties	(172)	(103)	(144)
Payment of lease liabilities	(55)	(98)	(12)
Exercise of warrants		395
Proceeds from issuance of convertible notes	581
Proceeds from issuance of shares, net	182	5,892	6,857
Proceeds from bridge loans and warrants	3,310	32
Net cash flow from financing activities	3,846	6,118	6,701
Increase (decrease) in cash and cash equivalents	(2,504)	445	2,228
Cash and cash equivalents at beginning of year	4,171	4,341	1,708
Exchange rate differences on cash and cash equivalent	(269)	(615)	405
Cash and cash equivalents at end of year	$ 1,398	$ 4,171	$ 4,341